AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	AEROSPACE/DEFENSE — 0.6%
35,035	Archer Aviation, Inc. - Class A*	$263,463
	AGRICULTURE — 0.6%
7,623	Vital Farms, Inc.*	243,479
	AUTO MANUFACTURERS — 3.2%
44,464	Rivian Automotive, Inc. - Class A*	876,386
24,318	XPeng, Inc. - ADR*	493,169
		1,369,555
	AUTO PARTS & EQUIPMENT — 5.6%
37,088	Contemporary Amperex Technology Co., Ltd. - Class A	1,951,438
43,851	QuantumScape Corp.*	456,927
		2,408,365
	BIOTECHNOLOGY — 9.9%
16,344	Arcturus Therapeutics Holdings, Inc.*	100,189
7,688	BioNTech S.E. - ADR*	731,898
211,371	Caribou Biosciences, Inc.*	336,080
31,000	CRISPR Therapeutics A.G.*,1	1,625,640
64,082	Editas Medicine, Inc.*	131,368
12,884	Moderna, Inc.*	379,949
141,074	Prime Medicine, Inc.*	489,527
102,692	Recursion Pharmaceuticals, Inc. - Class A*	420,010
25,285	Verve Therapeutics, Inc.*	15,929
		4,230,590
	BUILDING MATERIALS — 0.6%
7,276	Trex Co., Inc.*	255,242
	COMPUTERS — 6.7%
623	Crowdstrike Holdings, Inc. - Class A*	292,037
8,708	International Business Machines Corp.	2,579,397
		2,871,434
	COSMETICS/PERSONAL CARE — 0.3%
47,956	Honest Co., Inc.*	123,726
	ELECTRIC — 2.7%
29,832	Brookfield Renewable Corp.[1]	1,143,759
	ELECTRICAL COMPONENTS & EQUIPMENT — 2.6%
14,805	ABB Ltd. - ADR	1,095,126

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS — 1.1%
2,289	Advanced Energy Industries, Inc.	$479,248
	ENERGY-ALTERNATE SOURCES — 11.2%
3,068	Enphase Energy, Inc.*	98,329
43,291	JinkoSolar Holding Co., Ltd. - ADR	1,117,341
11,632	Nextpower, Inc. - Class A*	1,013,263
111,419	T1 Energy, Inc.*	744,279
66,671	Vestas Wind Systems A/S	1,817,843
		4,791,055
	FOOD — 1.7%
14,953	Natural Grocers by Vitamin Cottage, Inc.	374,573
4,200	Sprouts Farmers Market, Inc.*	334,614
		709,187
	HEALTHCARE-PRODUCTS — 0.4%
103,421	Pacific Biosciences of California, Inc.*	193,397
	HEALTHCARE-SERVICES — 0.1%
4,706	Ginkgo Bioworks Holdings, Inc.*	39,107
	INVESTMENT COMPANIES — 2.6%
170,903	Horizon Technology Finance Corp.	1,102,324
	IRON/STEEL — 0.5%
3,435	Commercial Metals Co.	237,771
	MACHINERY-DIVERSIFIED — 1.4%
10,084	Symbotic, Inc.*	599,998
	OFFICE FURNISHINGS — 1.3%
20,425	Interface, Inc.	570,266
	REITS — 12.2%
13,449	Alexandria Real Estate Equities, Inc.	658,194
11,033	BXP, Inc.	744,507
6,439	Digital Realty Trust, Inc.	996,178
940	Equinix, Inc.	720,190
89,311	Hudson Pacific Properties, Inc.	967,238
12,809	Kilroy Realty Corp.	478,672
14,287	SL Green Realty Corp.	655,345
		5,220,324
	SEMICONDUCTORS — 30.7%
1,936	Analog Devices, Inc.	525,043

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS (Continued)
4,711	Applied Materials, Inc.	$1,210,680
1,914	ASML Holding N.V.[1]	2,047,712
9,451	Infineon Technologies A.G.	418,793
7,447	Lam Research Corp.	1,274,777
8,014	QUALCOMM, Inc.	1,370,795
4,364	SK Hynix, Inc.	1,972,138
14,273	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,337,422
		13,157,360
	SOFTWARE — 2.5%
17,910	SentinelOne, Inc. - Class A*	268,650
13,319	Tempus AI, Inc.*	786,487
		1,055,137
	TELECOMMUNICATIONS — 1.2%
24,937	SK Telecom Co., Ltd. - ADR	511,957
	TOTAL COMMON STOCKS
	(Cost $34,880,293)	42,671,870
	TOTAL INVESTMENTS — 99.7%
	(Cost $34,880,293)	42,671,870
	Other Assets in Excess of Liabilities — 0.3%	140,266
	TOTAL NET ASSETS — 100.0%	$42,812,136

ADR – American Depository Receipt

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.